Taxes (Details) - Schedule of Valuation Allowance - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 1,912,771	$ 659,669
Addition	1,000,284	1,253,102
Balance at end of the year	$ 2,913,055	$ 1,912,771